AMG TimesSquare Global Small Cap Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2021
	Shares	Value
Common Stocks - 95.7%
Communication Services - 7.1%
Auto Trader Group PLC (United Kingdom)[1]	2,300	$18,138
Future PLC (United Kingdom)	700	34,803
giftee, Inc. (Japan)*	300	10,767
Kadokawa Corp. (Japan)	500	27,820
Kakaku.com, Inc. (Japan)	600	19,376
Nordic Entertainment Group AB, Class B (Sweden)*	600	32,398
Zynga, Inc., Class A (United States)*	5,700	42,921

Total Communication Services		186,223
Consumer Discretionary - 11.6%
Afya, Ltd., Class A (Brazil)*,2	500	9,870
Brunswick Corp. (United States)	500	47,635
Callaway Golf Co. (United States)*	700	19,341
CIE Automotive, S.A. (Spain)	700	17,660
Dalata Hotel Group PLC (Ireland)*	2,000	9,498
D-MARKET Elektronik Hizmetler ve Ticaret A.S., ADR (Turkey)*	2,100	14,406
Floor & Decor Holdings, Inc., Class A (United States)*	300	36,237
Food & Life Cos., Ltd. (Japan)	300	13,795
Hilton Grand Vacations, Inc. (United States)*	700	33,299
K Car Co., Ltd. (South Korea)*,3	400	8,446
momo.com, Inc. (Taiwan)	190	11,012
National Vision Holdings, Inc. (United States)*,2	800	45,416
Planet Fitness, Inc., Class A (United States)*	300	23,565
Thule Group AB (Sweden)[1,2]	300	15,041

Total Consumer Discretionary		305,221
Consumer Staples - 3.9%
Kobe Bussan Co., Ltd. (Japan)	700	22,872
Performance Food Group Co. (United States)*	800	37,168
Pola Orbis Holdings, Inc. (Japan)	600	13,811
Sugi Holdings Co., Ltd. (Japan)	250	18,226
Yihai International Holding, Ltd. (China)	2,200	12,260

Total Consumer Staples		104,337
Energy - 0.4%
Friedrich Vorwerk Group SE (Germany)*	200	9,980
Financials - 15.7%
Conduit Holdings, Ltd. (Bermuda)	1,600	10,183
doValue S.P.A. (Italy)[1]	700	8,078
Evercore, Inc., Class A (United States)	350	46,785
FinecoBank Banca Fineco S.P.A. (Italy)*	1,100	19,868
Lancashire Holdings, Ltd. (United Kingdom)	2,000	15,063
	Shares	Value

Nordnet AB publ (Sweden)	1,800	$32,363
Patria Investments, Ltd., Class A (Cayman Islands)	800	13,064
PJT Partners, Inc., Class A (United States)	700	55,377
RenaissanceRe Holdings, Ltd. (Bermuda)	300	41,820
Signature Bank (United States)	200	54,456
St James's Place PLC (United Kingdom)	2,300	44,379
Steadfast Group, Ltd. (Australia)	8,200	28,308
Topdanmark AS (Denmark)	600	30,956
TPG Pace Beneficial Finance Corp., Class A (United States)*,2	1,100	11,605

Total Financials		412,305
Health Care - 11.1%
ALK-Abello A/S (Denmark)*	50	20,979
Amplifon S.P.A. (Italy)	600	28,515
Blueprint Medicines Corp. (United States)*	300	30,843
Charles River Laboratories International, Inc. (United States)*	100	41,267
Chemed Corp. (United States)	100	46,512
Encompass Health Corp. (United States)	600	45,024
MedPeer, Inc. (Japan)*	200	6,787
Menicon Co., Ltd. (Japan)	600	23,365
Nippon Shinyaku Co., Ltd. (Japan)	300	24,937
Orpea SA (France)	200	23,254

Total Health Care		291,483
Industrials - 21.8%
Arcadis, N.V. (Netherlands)	300	14,984
The AZEK Co., Inc. (United States)*	800	29,224
Befesa, S.A. (Luxembourg)[1]	200	15,211
Boa Vista Servicos, S.A. (Brazil)	2,000	4,675
Booz Allen Hamilton Holding Corp. (United States)	350	27,773
Electrocomponents PLC (United Kingdom)	1,300	18,820
EMCOR Group, Inc. (United States)	200	23,076
First Advantage Corp. (United States)*	1,300	24,765
Fuji Corp. (Japan)	1,100	27,932
Genuit Group PLC (United Kingdom)	1,900	17,694
Grafton Group PLC (Ireland)	1,000	16,995
HomeServe PLC (United Kingdom)	2,400	29,249
Howden Joinery Group PLC (United Kingdom)	1,100	13,243
Interpump Group S.P.A. (Italy)	300	19,335
IPH, Ltd. (Australia)	2,800	18,286
ITT, Inc. (United States)	300	25,752
KION Group AG (Germany)	266	24,732

AMG TimesSquare Global Small Cap Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Industrials - 21.8% (continued)
Melrose Industries PLC (United Kingdom)	7,920	$18,388
Nexans, S.A. (France)	200	18,649
Prosegur Cia de Seguridad, S.A. (Spain)	6,200	18,480
Rotork PLC (United Kingdom)	6,000	28,198
RWS Holdings PLC (United Kingdom)	2,200	18,571
Stabilus, S.A. (Luxembourg)	100	7,014
Valmet OYJ (Finland)	800	28,883
WillScot Mobile Mini Holdings Corp. (United States)*	800	25,376
Zurn Water Solutions Corp. (United States)	900	57,861

Total Industrials		573,166
Information Technology - 19.5%
Accton Technology Corp. (Taiwan)	1,500	14,137
BE Semiconductor Industries, N.V. (Netherlands)	300	23,867
CyberArk Software, Ltd. (Israel)*	200	31,564
Elecom Co., Ltd. (Japan)	1,200	19,282
Fortnox AB (Sweden)	400	24,216
Horiba, Ltd. (Japan)	300	20,930
Jack Henry & Associates, Inc. (United States)	200	32,812
Keywords Studios PLC (Ireland)*	400	15,695
LINK Mobility Group Holding A.S.A. (Norway)*	1,800	6,977
Littelfuse, Inc. (United States)	150	40,990
MKS Instruments, Inc. (United States)	250	37,728
Monolithic Power Systems, Inc. (United States)	100	48,468
Nice, Ltd., Sponsored ADR (Israel)*	150	42,606
Pexip Holding A.S.A. (Norway)*	1,700	13,719
Pushpay Holdings, Ltd. (New Zealand)*	9,000	11,419
Simplex Holdings, Inc. (Japan)*	1,800	32,605
Spirent Communications PLC (United Kingdom)	7,000	26,371
Systena Corp. (Japan)	700	14,089
TOTVS, S.A. (Brazil)	4,383	29,007
Tri Chemical Laboratories, Inc. (Japan)	700	21,161
	Shares	Value

Yeahka, Ltd. (China)*	2,000	$6,432

Total Information Technology		514,075
Materials - 2.6%
Asahi Holdings, Inc. (Japan)	900	16,293
Huhtamaki Oyj (Finland)	500	22,485
Toyo Gosei Co., Ltd. (Japan)	100	13,320
Verallia, S.A. (France)[1]	500	17,218

Total Materials		69,316
Real Estate - 2.0%
Katitas Co., Ltd. (Japan)	400	14,099
Kennedy-Wilson Holdings, Inc. (United States)	1,800	37,656

Total Real Estate		51,755

Total Common Stocks (Cost $2,078,511)		2,517,861

Principal Amount
Short-Term Investments - 4.3%
Joint Repurchase Agreements - 0.9%[4]
Citibank N.A., dated 09/30/21, due 10/01/21, 0.050% total to be received $24,568 (collateralized by various U.S. Treasuries, 0.000% - 6.000%, 10/07/21 - 08/15/51, totaling $25,059)	$24,568	24,568

	Shares
Other Investment Companies - 3.4%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.01%[5]	88,305	88,305

Total Short-Term Investments (Cost $112,873)		112,873
Total Investments - 100.0% (Cost $2,191,384)		2,630,734
Other Assets, less Liabilities - 0.0%		168
Net Assets - 100.0%		$2,630,902

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2021, the value of these securities amounted to $73,686 or 2.8% of net assets.
[2]	Some of these securities, amounting to $77,503 or 2.9% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[3]	All or part of a security is delayed delivery transaction. The market value for delayed delivery securities at September 30, 2021, amounted to $8,446, or 0.3% of net assets.
[4]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[5]	Yield shown represents the September 30, 2021, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt

AMG TimesSquare Global Small Cap Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2021:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Industrials	$301,534	$271,632	—	$573,166
Information Technology	362,062	152,013	—	514,075
Financials	255,470	156,835	—	412,305
Consumer Discretionary	256,927	48,294	—	305,221
Health Care	163,646	127,837	—	291,483
Communication Services	77,724	108,499	—	186,223
Consumer Staples	37,168	67,169	—	104,337
Materials	—	69,316	—	69,316
Real Estate	37,656	14,099	—	51,755
Energy	9,980	—	—	9,980
Short-Term Investments
Joint Repurchase Agreements	—	24,568	—	24,568
Other Investment Companies	88,305	—	—	88,305
Total Investment in Securities	$1,590,472	$1,040,262	—	$2,630,734

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended September 30, 2021, there were no transfers in or out of Level 3.
The country allocation in the Schedule of Portfolio Investments at September 30, 2021, was as follows:
Country	% of Long-Term Investments
Australia	1.9
Bermuda	2.1
Brazil	1.7
Cayman Islands	0.5
China	0.7
Denmark	2.1
Finland	2.0
France	2.4
Germany	1.4
Ireland	1.7
Israel	2.9
Italy	3.0
Japan	14.4
Country	% of Long-Term Investments
Luxembourg	0.9
Netherlands	1.5
New Zealand	0.5
Norway	0.8
South Korea	0.3
Spain	1.4
Sweden	4.1
Taiwan	1.0
Turkey	0.6
United Kingdom	11.2
United States	40.9
100.0

AMG TimesSquare Global Small Cap Fund
Schedule of Portfolio Investments (continued)
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at September 30, 2021, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$77,503	$24,568	$56,721	$81,289
The following table summarizes the securities received as collateral for securities lending at September 30, 2021:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-4.500%	02/28/22-02/15/49
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.